Preferred Stock Textuals (Details) (USD $)	12 Months Ended	1 Months Ended
	Dec. 31, 2014	Apr. 30, 2014	Jul. 31, 2014	Dec. 31, 2013
Preferred Stock (Textual) [Abstract]
Par value	$ 20,612,000,000			$ 17,666,000,000
Shares issued and outstanding	11,138,818			10,881,195
Voting Rights	If issued, preference shares would be limited to one vote per share
Additional paid-in capital included related to preferred stock	109,000,000			95,000,000
Preferred Stock, No Voting Rights [Member]
Preferred Stock (Textual) [Abstract]
Preferred shares authorized	20,000,000
Par value	0
Preferred Stock, Voting Rights [Member]
Preferred Stock (Textual) [Abstract]
Preferred shares authorized	4,000,000
Par value	0
Shares issued and outstanding	0
Number of votes per share	1
Series S - 5.900% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Preferred Stock (Textual) [Abstract]
Par value	2,000,000,000	2,000,000,000		0
Shares issued and outstanding	80,000			0
Depositary shares issued and outstanding		2,000,000
Percentage Interest in a share of issued preferred stock		4.00%
Series T - 6.00% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Preferred Stock (Textual) [Abstract]
Par value	800,000,000		800,000,000	0
Shares issued and outstanding	32,000			0
Depositary shares issued and outstanding			32,000,000
Percentage Interest in a share of issued preferred stock			0.10%
Series G - 7.25% Class A Preferred Stock [Member]
Preferred Stock (Textual) [Abstract]
Preferred stock, commitment to issue	0
Series H - Floating Class A Preferred Stock [Member]
Preferred Stock (Textual) [Abstract]
Preferred stock, commitment to issue	$ 0
Stock Compensation Plan [Member] | Convertible Preferred Stock [Member]
Preferred Stock (Textual) [Abstract]
Preferred stock, redemption price (in dollars per share)	$ 1,000